JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results as of December 31, 2017 is the following:

2017
Consolidated Statements of financial position
Non Current assets	-
Current Assets	67,705
Total Assets	67,705
Non Current Liabilities	-
Current Liabilities	67,544
Total Liabilities	67,544

Consolidated Statements of comprehensive income
Gross profit	540
Operating loss	(17)
Net Financial results	153
Comprehensive Income	135